Net defined benefit assets (liabilities) - Summary of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	$ 3,452	$ 2,690	$ 2,725
Interest cost on net benefit obligation	161	(190)	74
Past service cost		62	13
Net periodic benefit cost (income)	3,613	2,562	2,812
Defined benefit obligation
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	3,452	2,690	2,725
Interest cost on net benefit obligation	1,948	2,015	1,715
Past service cost		62	13
Net periodic benefit cost (income)	5,400	4,767	4,453
Fair value of assets
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	0	0	0
Interest cost on net benefit obligation	(1,787)	(2,205)	(1,641)
Past service cost		0	0
Net periodic benefit cost (income)	$ (1,787)	$ (2,205)	$ (1,641)